Provisions (Tables)	12 Months Ended
Dec. 31, 2020
Text block1 [abstract]
Details of Provisions
Details of provisions

	01/01/2019 as restated	Reclassification	Additions	Amounts used during the period	Reversals	OCI	12/31/2019
	$ in thousands
Pension	2,278	—	314	—	—	263	2,855
Loss on contract	—	1,043	690	(1,461)	—	—	272
Employee litigation and severance	41	—	715	(43)	(75)	1	639
Commercial litigation	850	—	2,604	(595)	(17)	(11)	2,832

Total	3,169	1,043	4,323	(2,099)	(92)	253	6,598

Non-current provisions	2,278		314	—	—	263	2,855
Current provisions	891	1,043	4,009	(2,099)	(92)	(10)	3,743

	01/01/2020	Additions	Amounts used during the period	Reversals	OCI	12/31/2020
Pension	2,855	410	—	—	745	4,010
Loss on contract	272	—	(272)	—	—	—
Employee litigation and severance	639	229	(308)	(49)	49	560
Commercial litigation	2,832	329	(1,692)	(985)	86	571

Total	6,598	968	(2,272)	(1,034)	881	5,141

Non-current provisions	2,855	410	—	—	745	4,010
Current provisions	3,743	558	(2,272)	(1,034)	136	1,131

*
As of January 1, 2019, Montvale, New Jersey facility lease agreement provision for loss on contract was scoped under IFRS 16 and classified as lease debts. During the period, the agreement has been discontinued which changed its treatment placing it outside the scope of IFRS 16 and resulting in the reclassification to “loss on contract” presented above.

Schedule of Estimation of Retirement Indemnity to Employee
As part of the estimation of the retirement indemnity to employee, the following assumptions were used for all categories of employees:

	2018	2019	2020
% social security contributions	45.00%	45.00%	45.00%
Salary increases	3.50%	3.50%	3.50%
Discount rate	1.75%	1.00%	0.68%
Terms of retirement	voluntary retirement
Retirement age	65 years old	65 years old	65 years old

Summary of Net Defined Benefit Liability and Components
The following table shows reconciliation from the opening balances to the closing balances for net defined benefit liability and its components.

$ in thousands
As of January 1, 2018	(2,194)

Current service cost	(276)
Interest cost	(38)
Benefit paid	54
Actuarial gains and losses	70
Reclassification/CTA	105
As of December 31, 2018	(2,278)

Current service cost	(275)
Interest cost	(39)
Benefit paid
Actuarial gains and losses	(303)
Reclassification/CTA	40
As of December 31, 2019	(2,855)

Current service cost	(381)
Interest cost	(29)
Benefit paid
Actuarial gains and losses	(411)
Reclassification/CTA	(334)
As of December 31, 2020	(4,010)